Employee benefit plans - Summary of Amounts Recognised in the Balance Sheet for All Pension Plans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Present value of obligations	$ (38,548)	$ (53,314)
Fair value of plan assets	26,568	48,059
Asset (liability) on statement of financial position	(11,980)	(5,255)
Employee benefit plans
Disclosure of defined benefit plans [line items]
Present value of obligations	(20,182)	(16,239)
Fair value of plan assets	1,958	1,864
Asset (liability) on statement of financial position	(18,224)	(14,375)
Supplemental Pension Plan
Disclosure of defined benefit plans [line items]
Present value of obligations	(18,366)	(37,075)
Fair value of plan assets	24,610	46,195
Asset (liability) on statement of financial position	$ 6,244	$ 9,120